UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number: 028-12964


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      178,578
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           6244   119527 SH       SOLE                115222      0  4305
Agnico-Eagle Mines Ltd         COM            aem            244     3440 SH       SOLE                  3375      0    65
Berkshire Hathaway-A           COM            084670108     2116       17 SH       SOLE                    17      0     0
Berkshire Hathaway-B           COM            084670702    19381   234413 SH       SOLE                225528      0  8885
Bristol-Myers Squibb Co        COM            bmy           4605   169871 SH       SOLE                163806      0  6065
CVS Caremark Corp.             COM                          2712    86167 SH       SOLE                 82982      0  3185
Central Fund Of Canada         COM            cef          11713   705597 SH       SOLE                678367      0 27230
Chevron Corporation            COM            cvx           2399    29595 SH       SOLE                 27985      0  1610
Coca-Cola Enterprises Inc      COM                          3630   117096 SH       SOLE                112761      0  4335
Conocophillips                 COM            cop           2933    51069 SH       SOLE                 49159      0  1910
Disney Walt Co                 COM            dis            248     7496 SH       SOLE                  7496      0     0
Johnson & Johnson              COM            jnj           8162   131733 SH       SOLE                127008      0  4725
Leucadia National Corp         COM            luk           6643   281240 SH       SOLE                270925      0 10315
Lilly Eli & Company            COM            lly           4059   111110 SH       SOLE                107105      0  4005
Markel Corp Holding Company    COM            mkl           2857     8292 SH       SOLE                  7954      0   338
Market Vectors Gold Miners Etf COM            gdx          24671   441102 SH       SOLE                426112      0 14990
Medtronic Inc                  COM            mdt           5887   175324 SH       SOLE                168869      0  6455
Microsoft Corp                 COM            msft          5216   213004 SH       SOLE                205339      0  7665
Newmont Mining Corp            COM            nem          22762   362402 SH       SOLE                348997      0 13405
Pan American Silver Corp       COM            paas         15294   516866 SH       SOLE                498666      0 18200
Pfizer Incorporated            COM            pfe          12269   714587 SH       SOLE                689437      0 25150
Plum Creek Timber Reit         COM            pcl            891    25233 SH       SOLE                 23383      0  1850
Stryker Corp                   COM            syk           5260   105085 SH       SOLE                101275      0  3810
Verizon Communications         COM            vz            2204    67640 SH       SOLE                 65345      0  2295
Wal-Mart Stores Inc            COM            wmt           5956   111277 SH       SOLE                108357      0  2920
Washington Reit                COM            wre            222     7000 SH       SOLE                  7000      0     0


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